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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-01494
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                     GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND
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               (Exact name of registrant as specified in charter)


                3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                        ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  3/31/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


S&S PROGRAM MUTUAL

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2005 (UNAUDITED)

                                                        NUMBER
                                                      OF SHARES                    VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK - 99.2%
------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 12.0%
Cablevision Systems Corp. (Class A)                       70,248                $    1,970 (a)
Carnival Corp.                                           676,052                    35,026
Comcast Corp. (Class A)                                   73,554                     2,485 (a)
Comcast Corp. (Class A) (Special)                      2,132,800                    71,235 (a)
eBay Inc.                                                157,226                     5,858 (a)
Family Dollar Stores, Inc.                               454,634                    13,803
Liberty Media Corp. (Series A)                         7,147,788                    74,123 (a)
Liberty Media International Inc.
(Series A)                                               368,653                    16,125 (a,d)
Lowe's Companies, Inc.                                   602,293                    34,385
News Corp. (Class A)                                     825,396                    13,966
Omnicom Group                                            280,986                    24,873
Target Corp.                                           1,127,736                    56,409
The Home Depot, Inc.                                     905,990                    34,645
Time Warner Inc.                                       1,685,915                    29,588 (a)
Tribune Co.                                              245,864                     9,803
Viacom Inc. (Class B)                                  1,714,013                    59,699
                                                                                   483,993

CONSUMER STAPLES - 10.1%
Altria Group, Inc.                                        55,234                     3,612
Anheuser-Busch Companies, Inc.                           421,479                    19,974
Avon Products, Inc.                                      151,258                     6,495
Clorox Co.                                               849,631                    53,518
Colgate-Palmolive Co.                                    849,350                    44,311
Kellogg Co.                                              568,645                    24,605
Kimberly-Clark Corp.                                     721,641                    47,433
PepsiCo, Inc.                                          1,838,420                    97,491
Procter & Gamble Co.                                     526,848                    27,923
Sara Lee Corp.                                         1,166,090                    25,841
The Coca-Cola Co.                                        263,426                    10,977
Wal-Mart Stores, Inc.                                    857,850                    42,987
                                                                                   405,167

ENERGY - 9.0%
Amerada Hess Corp.                                        91,771                     8,829 (d)
Burlington Resources Inc.                                988,788                    49,509
ConocoPhillips Co.                                       218,045                    23,514
EnCana Corp.                                             307,609                    21,662 (d)
Exxon Mobil Corp.                                      2,472,678                   147,372
Halliburton Co.                                          316,106                    13,672
Nabors Industries Ltd.                                   243,615                    14,407 (a)
Occidental Petroleum Corp.                               358,257                    25,497
Schlumberger Ltd.                                        851,668                    60,026
                                                                                   364,488

FINANCIALS - 19.2%
AFLAC Incorporated                                       232,421                     8,660
Allstate Corp.                                           813,946                    44,002
American Express Co.                                     126,601                     6,503
American International Group, Inc.                     1,140,734                    63,208
Bank of America Corp.                                  1,567,467                    69,125
Berkshire Hathaway Inc. (Class B)                          5,312                    15,171 (a)
Chubb Corp.                                              354,462                    28,098 (d)
Citigroup Inc.                                         3,157,017                   141,876
Federal Home Loan Mortgage Corp.                         202,802                    12,817
Federal National Mortgage Assoc.                       1,137,501                    61,937
HCC Insurance Holdings, Inc.                             149,795                     5,417 (d)
JPMorgan Chase & Co.                                     449,577                    15,555
Marsh & McLennan Companies, Inc.                           4,594                       140 (d)
MBNA Corp.                                             1,722,509                    42,288
Mellon Financial Corp.                                 1,086,904                    31,020
Merrill Lynch & Co., Inc.                                395,488                    22,385
Morgan Stanley                                           597,094                    34,184
Principal Financial Group                                563,516                    21,690 (d)
Prudential Financial, Inc.                               253,519                    14,552
State Street Corp.                                     1,574,857                    68,853 (c)
SunTrust Banks, Inc.                                     192,581                    13,879
The Hartford Financial Services
Group, Inc.                                               59,709                     4,094
US Bancorp                                               386,355                    11,135
Wachovia Corp.                                           354,885                    18,067
Wells Fargo & Co.                                        338,026                    20,214
                                                                                   774,870

HEALTHCARE - 13.5%
Abbott Laboratories                                    1,938,170                    90,357
Amgen Inc.                                               361,067                    21,018 (a)
Cardinal Health, Inc.                                    199,430                    11,128 (d)
GlaxoSmithKline PLC ADR                                  521,631                    23,953 (d)
HCA Inc.                                                 354,885                    19,011
Johnson & Johnson                                      1,496,390                   100,498
Lincare Holdings Inc.                                    547,924                    24,235 (a,d)
Medtronic Inc.                                           123,047                     6,269
Merck & Co., Inc.                                        449,578                    14,553
Pfizer Inc.                                            5,078,960                   133,424
Smith & Nephew PLC ADR                                    61,318                     2,883 (d)
UnitedHealth Group Incorporated                          374,133                    35,685
Wyeth                                                  1,489,015                    62,807
                                                                                   545,821

INDUSTRIALS - 10.4%
Burlington Northern Santa Fe Corp.                       435,528                    23,488
Corinthian Colleges, Inc.                                262,533                     4,127 (a,d)
Danaher Corp.                                            397,454                    21,228 (d)
Deere & Co.                                              412,347                    27,681
Dover Corp.                                              966,732                    36,533
Eaton Corp.                                              542,094                    35,453
Emerson Electric Co.                                     122,705                     7,967
General Dynamics Corp.                                   153,770                    16,461
ITT Industries, Inc.                                     135,646                    12,241
Northrop Grumman Corp.                                   599,975                    32,387
Pitney Bowes Inc.                                         51,270                     2,313
Southwest Airlines Co.                                   878,853                    12,515
3M Co.                                                   311,965                    26,732
Tyco International Ltd.                                2,132,262                    72,070
Union Pacific Corp.                                      162,269                    11,310
United Technologies Corp.                                554,596                    56,380
Waste Management, Inc.                                   688,415                    19,861
                                                                                   418,747

INFORMATION TECHNOLOGY - 15.6%
Analog Devices, Inc.                                     890,164                    32,171
Applied Materials, Inc.                                1,404,929                    22,830 (a)
Automatic Data Processing, Inc.                          536,183                    24,101
Certegy Inc.                                             412,347                    14,275
Checkfree Corp.                                          126,362                     5,151 (a)
Cisco Systems, Inc.                                    2,600,173                    46,517 (a)
Dell Inc.                                                872,391                    33,517 (a)
EMC Corp.                                              1,475,172                    18,174 (a)
First Data Corp.                                       2,251,540                    88,508
Intel Corp.                                            2,005,536                    46,589
International Business Machines Corp.                    521,370                    47,643
Intuit Inc.                                              669,238                    29,292 (a)
Microsoft Corp.                                        5,184,749                   125,315
Molex Inc. (Class A)                                   1,095,142                    25,845 (d)
Oracle Corp.                                           4,148,543                    51,774 (a)
Paychex, Inc.                                            107,324                     3,522
Unisys Corp.                                             643,756                     4,545 (a)
Yahoo! Inc.                                              233,105                     7,902 (a)
                                                                                   627,671

MATERIALS - 3.4%
Alcoa Inc.                                               351,233                    10,674
Barrick Gold Corp.                                       449,577                    10,772 (d)
Freeport-McMoRan Copper & Gold Inc.
(Class B)                                                321,097                    12,719 (d)
Monsanto Co.                                             358,257                    23,108
Newmont Mining Corp.                                     506,758                    21,410
Praxair, Inc.                                            456,602                    21,853
Rohm & Haas Co.                                          280,987                    13,487
Weyerhaeuser Co.                                         321,097                    21,995 (d)
                                                                                   136,018

TELECOMMUNICATION SERVICES - 3.1%
Sprint Corp.                                             939,827                    21,381
Verizon Communications Inc.                              632,219                    22,444
Vodafone Group PLC ADR                                 2,981,330                    79,184 (d)
                                                                                   123,009

UTILITIES - 2.9%
American Electric Power Company, Inc.                    456,602                    15,552
Constellation Energy Group Inc.                          114,343                     5,912
Dominion Resources, Inc.                                 490,110                    36,479
Entergy Corp.                                            399,913                    28,258
PG&E Corp.                                               762,314                    25,995
PPL Corp.                                                102,539                     5,536
                                                                                   117,732

TOTAL INVESTMENTS IN SECURITIES                                                  3,997,516
(COST $3,601,582)
                                                        PRINCIPAL
                                                          AMOUNT                    VALUE
------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 1.8%
------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.5%
State Street Bank and Trust Co.
2.45%                                                    $19,892                $   19,892  (c)

                                                          NUMBER
                                                        OF SHARES                   VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES OUT ON
LOAN - 1.3%

State Street Navigator Securities
Lending Prime Portfolio
2.78%                                                 52,430,732                $   52,431 (b,c)


TOTAL SHORT-TERM INVESTMENTS                                                        72,323
(COST $72,323)

TOTAL INVESTMENTS                                                                4,069,839
(COST $3,809,582)

LIABILITIES IN EXCESS OF OTHER
ASSETS - (1.0)%                                                                    (39,503)
                                                                                ----------
NET ASSETS  - 100.0%                                                            $4,030,336
                                                                                ==========


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NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - March 31, 2005


(a)  Non-income producing security.

(b)  Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d)  All or a portion of the security is out on loan.

*    Less than 0.1%



ABBREVIATIONS:

 ADR    American Depository Receipt


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, S&S Funds

Date:  May 26, 2005